ACCRUED INTEREST PAYABLE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2022
ACCRUED INTEREST PAYABLE TO RELATED PARTIES
ACCRUED INTEREST PAYABLE TO RELATED PARTIES

5. ACCRUED INTEREST PAYABLE TO RELATED PARTIES

Accrued interest payable to related parties consist of:

	December 31,	December 31,	December 31,
Lender	2022	2021	2020
Lifschultz Enterprise Company LLC	$2,858,683	$2,183,050	$1,690,828
Sidney B. Lifschultz 1992 Family Trust (an entity controlled by David Lifschultz)	1,032,374	788,377	610,618
David Lifschultz	868,733	562,034	331,365
Bruce Abbott	868,705	562,014	331,349
Totals	$5,628,495	$4,095,475	$2,964,160

The accrued interest payable relates to the convertible notes outstanding (see Note 6).